American Asset Allocation Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	8.47%	9.78%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	15.39%	8.57%	9.37%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	15.31%	8.47%	9.27%
Series III
Prospectus [Line Items]
Average Annual Return, Percent	15.76%	8.94%	9.76%